Commitments and Contingencies - Schedule of Research and Development Commitments (Details) - CHF (SFr) SFr in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [abstract]
Within one year	SFr 23,625	SFr 12,145
Between one and five years	26,867	978
Total	SFr 50,492	SFr 13,123